Lease Liabilities - Summary of Changes to Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Balance at beginning of year	$ 355,591
Business combinations	40,477	$ 11,039
Additions	50,225	63,679
Derecognition	(12,011)	(21,642)
Repayment	(82,587)	(75,072)
Effect of movements in exchange rates	4,291	16,480
Initial recognition on transition to IFRS 16 on January 1, 2019		354,389
Transfer of finance leases from long-term debt		6,718
Balance at end of year	$ 355,986	$ 355,591